Securities - Gross unrealized losses and fair value in a continuous unrealized loss position (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	$ 8,970,200	$ 61,880,678
Less than 12 Months, Unrealized Losses	(86,220)	(2,895,280)
12 Months or More, Fair Value	31,617,208	9,317,373
12 Months or More, Unrealized Losses	(792,838)	(593,473)
Fair Value	40,587,408	71,198,051
Unrealized Losses	(879,058)	(3,488,753)
U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	2,955,829	5,824,808
Less than 12 Months, Unrealized Losses	(28,208)	(367,005)
12 Months or More, Fair Value	3,949,940	470,324
12 Months or More, Unrealized Losses	(110,530)	(38,530)
Fair Value	6,905,769	6,295,132
Unrealized Losses	(138,738)	(405,535)
Mortgage-backed securities (Government-sponsored enterprises - residential)
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	2,061,203	33,521,545
Less than 12 Months, Unrealized Losses	(13,358)	(1,065,542)
12 Months or More, Fair Value	13,725,099	6,087,526
12 Months or More, Unrealized Losses	(197,173)	(294,362)
Fair Value	15,786,302	39,609,071
Unrealized Losses	(210,531)	(1,359,904)
Municipal bonds
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	3,953,168	22,534,325
Less than 12 Months, Unrealized Losses	(44,654)	(1,462,733)
12 Months or More, Fair Value	13,942,169	2,759,523
12 Months or More, Unrealized Losses	(485,135)	(260,581)
Fair Value	17,895,337	25,293,848
Unrealized Losses	$ (529,789)	$ (1,723,314)